Offerings - Offering: 1	Mar. 30, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A common stock, par value $0.001 per share, 2022 Equity Incentive Plan
Amount Registered | shares	11,965,869
Proposed Maximum Offering Price per Unit	1.95
Maximum Aggregate Offering Price	$ 23,333,444.55
Fee Rate	0.01381%
Amount of Registration Fee	$ 3,222.35
Offering Note	1.a. Pursuant to Rule 416(a) promulgated under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement shall also cover any additional shares of Class A common stock that become issuable under the Registrant's 2022 Equity Incentive Plan, as amended (the "2022 Plan") set forth herein by reason of any stock dividend, stock split, recapitalization, or other similar transaction effected that results in an increase to the number of outstanding shares of common stock. 1.b. Represents shares of Class A common stock reserved for future issuance pursuant to stock options, restricted stock units ("RSUs"), and other awards under the 2022 Plan. 1.c. The number of shares reserved for issuance under the 2022 Plan will automatically increase on January 1 of each fiscal year for a period of five years, commencing on January 1, 2025 and ending on (and including) January 1, 2029, by an amount equal to 5% of the fully diluted shares as of the last day of the preceding calendar year; provided, however that the Registrant's board of directors may act prior to January 1 of such year to provide that the increase for such year will be a lesser number of shares of Class A common stock. 1.d. Proposed maximum offering price per unit estimated in accordance with Rule 457(h) promulgated under the Securities Act solely for the purpose of calculating the registration fee on the basis of the average of the high and low prices of the Registrant's common stock as reported on the Nasdaq Capital Market on March 27, 2026.